UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number
811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK
10022
(Address of principal executive offices)
(Zip code)

Allen B. Levithan, Esq.
c/o Lowenstein Sandler PC
65 Livingston Avenue
Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant?s telephone number, including area code
(212) 207-6500

Date of fiscal year
end:
DECEMBER 31, 2003

Date of reporting
period:
DECEMBER 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1.		Reports to Stockholders.










          December 31, 2003
         __________________________________
          Special Situations                          Annual
          Fund III, L.P.                              Report











































December 31, 2003
Special Situations
Fund III, L.P.
Annual
Report


	SPECIAL SITUATIONS FUND III, L.P.

	INDEX TO ANNUAL  REPORT
	DECEMBER 31, 2003

_____________________________________________________________________________
___
__




	PAGE


Independent Auditors Report	1


Statement of Financial Condition	2


Portfolio of Investments	3


Statement of Operations	10


Statements of Changes in Partners Capital	11


Notes to the Financial Statements	12

















                      INDEPENDENT AUDITORS' REPORT
                      ----------------------------


TO THE PARTNERS OF
SPECIAL SITUATIONS FUND III, L.P.:

		We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2003, the related statement of operations for the year then ended and the statements of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

		We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

		In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 2003, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


				ANCHIN, BLOCK & ANCHIN LLP

New York, New York
February 6, 2004

                                 1










SPECIAL SITUATIONS FUND III, L.P.


(A Limited Partnership)





STATEMENT OF FINANCIAL CONDITION



DECEMBER 31, 2003


ASSETS





Investments, at fair value (cost
$206,355,498)
$
361,694,307


Cash and cash equivalents

106,255,951


Receivable for investments sold

3,816,840


Other assets


849,090




Total Assets

$
472,616,188








LIABILITIES AND PARTNERS' CAPITAL


Liabilities



Payable for Units repurchased
$
55,248,289


Securities sold short, at fair value
(proceeds $460,164)

391,884


Payable for investments purchased

2,106,522


Administrator's fee payable

1,514,892


Consulting fee payable

1,706,859


Accrued expenses

319,785








Total Liabilities


61,288,231








Partners' Capital




Limited Partners

380,390,677


Corporate General Partner

23,987,396


Individual General Partners

6,949,884








Total Partners' Capital

411,327,957





Total Liabilities and Partners' Capital
$
472,616,188

See the accompanying Notes to the Financial Statements.








2









SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2003









 Fair
 Shares

Common Stocks

 Value







Aerospace 0.37%


994,500

SPACEHAB, Incorporated (a)
$
1,521,585







Automotive Components 1.96%


1,869,368

Amerigon Incorporated  (a)

8,079,409







Biotechnology 3.80%


215,862

Adolor Corporation

4,315,081
562,726

ArQule, Inc.

2,746,103
574,132

Corixa Corporation

3,467,757
119,500

Discovery Laboratories, Inc.

1,253,555
500,300

Paradigm Genetics, Inc.

735,441
820,628

VIVUS, Inc.

3,110,180




15,628,117


Biotechnology - Drug Delivery 1.12%


601,851

DepoMed, Inc.

4,267,124
135,000

Durect Corporation

337,500




4,604,624







CAD/CAM/CAE 1.11%


359,202

Ansoft Corporation

4,551,089







Communication Equipment - Software 1.80%


799,905

Artisoft, Inc. (a)

2,159,742
44,842

Artisoft, Inc. (Restricted) (a)

45,129
1,049,082

ION Networks, Inc. (a)

44,061
590,300

MetaSolv, Inc.

1,434,429
1,654,100

Visual Networks, Inc. (a)

3,705,184




7,388,545







Communication Products - Equipment 6.45%


2,094,583

NMS Communication Corporation (a)

13,070,196
254,900

RADVision, Ltd. (Israel)

2,908,409
1,013,613

Superconductor Technologies, Inc.

5,635,689
752,900

Telular Corporation (a)

4,916,437




26,530,731


Computer Services - Software 13.48%


625,100

CryptoLogic, Inc. (Canada)

7,444,941
400,000

Docent, Inc.

1,815,998
1,163,250

dot com Entertainment Group, Inc. (Canada) (a)

81,428
198,200

eCollege.com

3,658,772
888,832

First Virtual Communications, Inc. (a)

1,955,430
553,771

First Virtual Communications, Inc. (Restricted) (a)

991,250
1,667,200

Landacorp, Inc. (a)

4,001,280
1,134,200

Net Perceptions, Inc.

453,680















See the accompanying Notes to the Financial Statements.



3
PORTFOLIO OF INVESTMENTS








DECEMBER 31, 2003









 Fair
Shares

Common Stocks (Continued)

 Value







Computer Services - Software (Continued)


2,719,012

ON Technology Corporation (a)
$
10,767,288
773,059

ONYX Software Corporation (a)

3,092,236
42,000

Phoenix Technologies, Ltd.

339,360
1,000,994

Quovadx, Inc.

4,904,871
774,050

SupportSoft, Inc.

10,186,498
621,290

Witness Systems, Inc.

5,759,358




55,452,390







Computer Systems 2.33%


51,100

3D Systems Corporation

518,665
3,333,400

Adept Technology, Inc. (Restricted) (a)

3,000,060
406,527

Pinnacle Systems, Inc.

3,467,675
168,155

SeaChange International, Inc.

2,589,587




9,575,987







Consumer Products 1.41%


1,686,500

Meade Instruments Corp. (a)

5,818,425












Electronic Components 4.74%


1,189,524

AMX Corporation (a)

9,480,506
307,894

American Technology Corporation

1,469,270
182,800

Frequency Electronics, Inc.

2,650,600
243,200

Peerless Systems Corporation

629,888
2,152,800

Tvia, Inc. (a)

5,252,832




19,483,096







Electronic Equipment 0.78%


1,624,600

Iteris Holdings, Inc. (a)

3,200,462







Electronic Semiconductor 0.59%


1,263,200

PSi Technologies Holdings, Inc. (Philippines) (a)

2,437,976







Energy - Oil & Gas 1.75%


179,900

Core Laboratories, N.V.

3,002,531
349,000

Willbros Group, Inc.

4,194,980




7,197,511







Energy - Technology 2.00%


509,459

Catalytica Energy Systems, Inc.

1,782,597
799,600

Quantum Fuel Systems Technologies Worldwide, Inc.

6,428,784




8,211,381







Financial Services - Miscellaneous 1.05%


126,350

ASTA Funding, Inc.

4,327,488







Gold Mining 0.86%


2,334,500

MK Gold Company (a)

3,548,440












See the accompanying Notes to the Financial Statements.









4






SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









DECEMBER 31, 2003











 Fair
Shares

Common Stocks (Continued)

 Value







Healthcare Services 0.83%


250,398

I-many, Inc.
$
250,398
202,046

U.S. Physical Therapy, Inc.

3,178,184




3,428,582







Healthcare - Specialized Products & Services 0.25%


254,700

BioSphere Medical, Inc.

1,006,065







Insurance 0.00%


200

Renaissance Acceptance Group, Inc.



-







Information Services 0.45%


1,107,371

EDGAR Online, Inc. (a)

1,849,310







Media 2.00%


1,950,946

Audible, Inc. (a)

8,232,992







Medical Devices & Equipment 13.05%


937,500

ATS Medical, Inc.

3,796,875
1,400,127

Applied Imaging Corporation (a)

2,114,192
1,497,084

Aradigm Corporation

2,560,014
386,440

Given Imaging, Ltd. (Israel)

6,936,598
357,600

Invivo Corporation

7,838,592
417,182

Laserscope, Inc.

6,503,867
923,998

LifeCell Corporation (a)

5,728,788
724,925

Micro Therapeutics, Inc.

2,341,508
596,428

Orthovita, Inc.

1,914,534
573

PharmaNetics, Inc.

1,076
1,636,364

Physiometrix, Inc. (Restricted) (a)

2,700,000
65,567

Precision Optics Corporation, Inc.

137,690
569,968

Sonic Innovations, Inc.

3,676,294
950,460

World Heart Corporation (Canada) (a)

7,413,587




53,663,615







Medical - Drugs 1.14%


267,500

Advancis Pharmaceutical Corporation

2,006,250
242,725

CollaGenex Pharmaceuticals, Inc.

2,701,529




4,707,779


Medical Instruments 1.20%


290,000

Intuitive Surgical, Inc.

4,956,100







Online Services 1.68%


1,732,150

The Knot, Inc. (a)

6,928,600







Paper - Packaging 0.00%


593,749

Chase Packaging Corporation


-







Pharmaceutical Products 0.81%


213,267

Axcan Pharma, Inc. (Canada)

3,337,629










See the accompanying Notes to the Financial Statements.





5



SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









DECEMBER  31, 2003











 Fair
Shares

Common Stocks (Continued)

 Value







Restaurant 0.89%


490,000

Champps Entertainment, Inc.
$
3,650,500







Retail 4.48%


161,300

1-800 CONTACTS, INC.

3,387,300
55,000

Conn's, Inc.

885,500
1,365,311

EZCORP, Inc. (a)

11,618,797
424,146

Gaiam, Inc.

2,523,669




18,415,266







Semiconductor Equipment 3.59%


1,189,299

Nova Measuring Instruments, Ltd. (Israel) (a)

6,993,078
1,364,815

Trikon Technologies, Inc. (Great Britain)

7,765,797




14,758,875







Services 1.11%


439,385

Collectors Universe, Inc. (a)

4,560,816







Specialized Services 1.73%


885,400

NIC, Inc.

7,109,762







Technology - Miscellaneous 1.54%


252,700

Culp, Inc.

2,754,430
1,555,400

Pinnacor, Inc.

3,594,529




6,348,959







Telecom Equipment 0.47%


1,665,454

Peco II, Inc. (a)

1,915,272












Therapeutics 1.40%


260,000

Dyax Corp.

2,119,000
492,000

Pharmacyclics, Inc.

3,645,720




5,764,720







Total Common Stocks 82.22%

338,192,098









 Fair
Shares

Preferred Stocks

 Value







Communication Equipment - Software 0.92%


1,140,000

Artisoft, Inc. (a)
$
3,762,000












Electronic Instruments 0.20%


825

Metretek Technologies, Inc. 8% (a)

825,000












Total Preferred Stocks 1.12%

4,587,000












See the accompanying Notes to the Financial
Statements.







6




SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









DECEMBER 31, 2003







Principal



 Fair
Amount

Corporate Bonds

 Value







Computer Services - Software 0.00%



2,100,000

Titus Interactive 2%, due 7/1/05 (France)
$

-







Computer Services 0.45%


$1,875,000

3D Systems Corp. 6%, due 11/30/13 (Restricted)


1,875,000







Medical Devices & Equipment 0.58%



2,400,000

Micro Therapeutics, Inc. 7%, due 12/4/04 (Restricted)


2,400,000







Retail 0.44%



1,800,000

Bakers Footwear Group 7%, due 4/4/07

1,800,000







Telecom Services 0.03%



113,085

GoAmerica, Inc. 10%, due 4/18/04 (Restricted)


113,085







Total Corporate Bonds 1.50%

6,188,085









 Fair
Warrants

Warrants

 Value







Automotive Components 0.54%


869,750

Amerigon Incorporated 2/25/07 (a)
$
2,226,560







Biotechnology 0.08%


413,400

Alliance Pharmaceutical Corp. 10/30/06

82,680
43,000

Discovery Laboratories, Inc. 9/19/10

238,650




321,330


Biotechnology - Drug Delivery 0.26%


210,648

DepoMed, Inc. 4/21/08

1,091,157







Communication Equipment - Software 0.08%


1,140,000

Artisoft, Inc. 9/30/06 (a)

307,800
44,842

Artisoft, Inc. 12/16/08 (Restricted) (a)


-
586,600

ION Networks, Inc. 2/14/07 (a)

5,866




313,666


Communication Products - Equipment 0.28%


57,861

Superconductor Technologies, Inc. 3/10/07

101,835
427,500

Superconductor Technologies, Inc. 9/26/07

1,034,550




1,136,385


Computer Services - Software 0.12%


413,309

Attunity, Ltd. A 10/24/05 (Israel)

239,719
137,769

Attunity, Ltd. B 10/24/05 (Israel)

49,597
375,000

Burst.com, Inc. 1/27/05


63,750
1,250,000

First Virtual Communications, Inc. 4/12/07 (a)

150,000
276,885

First Virtual Communications, Inc. 11/12/08
(Restricted) (a)


-
862,500

Interplay Entertainment Corp. 3/29/06

8,625




511,691


Computer Systems 0.00%


1,666,700


Adept Technology, Inc. 11/18/08 (Restricted) (a)


-







Data Security 0.00%


509,500

Datakey, Inc. 2/20/06 (Restricted)


-







Electronic Components 0.02%


85,227

American Technology Corporation 7/10/07

80,113












See the accompanying Notes to the Financial Statements.







7




SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









DECEMBER 31, 2003











 Fair
Warrants

Warrants (Continued)

 Value







Electronic Equipment 0.36%


708,350

Iteris Holdings, Inc. A 8/16/07 (a)
$
786,269
708,350

Iteris Holdings, Inc. B 8/16/07 (a)

680,016




1,466,285







Electronic Instruments 0.00%


82,500

Metretek Technologies, Inc. 12/9/04 (a)

9,075







Energy - Miscellaneous 0.00%


180,000

Boots & Coots International Well Control 5/14/04
(Restricted)


-







Energy - Technology 0.00%


132,667

Arotech Corporation 6/30/08


-
58,075

Arotech Corporation 12/31/08 (Restricted)


-





-







Information Services 0.00%


150,000

EDGAR Online, Inc. 1/8/06 (a)

37,500







Medical Devices & Equipment 1.25%


268,600

Applied Imaging Corporation 7/29/06 (a)

59,092
208,333

Aradigm Corporation 11/10/07

95,833
398,733

Aradigm Corporation 3/10/07

354,872
301,050

Cardima, Inc. 2/25/05

45,158
218,750

LifeCell Corporation 7/10/06

955,938
114,286

Orthovita, Inc. 6/26/08

67,429
26,250

PharmaNetics, Inc. 2/25/05

788
818,182

Physiometrix, Inc. A 12/5/08 (Restricted) (a)

818
818,182

Physiometrix, Inc. B 12/5/08 (Restricted) (a)

818
47,476

SpectRx, Inc. 6/13/06

23,738
6,653,226

World Heart Corporation 9/22/08


3,526,210




5,130,694







Medical Information Systems 0.00%


2,200,000

LifeRate Systems, Inc. 11/14/07 (a)


-







Retail 0.00%


96,450

Gemstar-TV Guide International, Inc. A 11/2/04


-
47,143

Gemstar-TV Guide International, Inc. B 12/21/05


-
90,000

PawnMart, Inc. B 3/11/04


-





-







Semiconductor Equipment 0.07%


206,250

Trikon Technologies, Inc. 10/22/07 (a)


294,938







Telecom Services 0.00%


150,780

GoAmerica, Inc. 12/19/08 (Restricted)


-







Telecommunications 0.03%



79,800

Q Comm International, Inc. 6/24/08

107,730







Total Warrants 3.09%

12,727,124







TOTAL INVESTMENTS 87.93%

$
361,694,307










See the accompanying Notes to the Financial Statements.







SPECIAL SITUATIONS FUND III, L.P.


(A Limited Partnership)







PORTFOLIO OF INVESTMENTS





DECEMBER 31, 2003









Fair
Shares

Securities Sold Short

Value







Biotechnology 0.10%



67,800

CryoLife, Inc.
$
391,884

















TOTAL SECURITIES SOLD SHORT 0.10%
$
391,884
















(a)
Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.








All percentages are relative to Partners' Capital.














































































































































See the accompanying Notes to the Financial Statements.





9


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)








STATEMENT OF OPERATIONS








FOR THE YEAR ENDED DECEMBER 31, 2003




























REALIZED AND UNREALIZED GAIN ON INVESTMENTS






Net realized gain on investments
$
87,120,315




Net change in unrealized appreciation

154,083,581





  Total Realized and Unrealized Gain on Investments



$
  241,203,896








INVESTMENT INCOME






Income







Interest

544,873





Dividends (net of withholding taxes of $2,813)

355,388





Securities lending fees

510,313





  Total Investment Income

1,410,574












Investment Expenses







Consulting fee

1,786,738





Dividends on securities sold short

31,971





  Total Investment Expenses

1,818,709












Operating Expenses







Administrator's fee

2,453,020





Professional fees

519,768





Independent General Partners' fees

105,000





Other

212,156





  Total Operating Expenses

3,289,944













  Net Investment Loss





(3,698,079)








NET INCOME



$
  237,505,817
















































































See the accompanying Notes to the Financial Statements.








10

(A Limited Partnership)



















STATEMENTS OF CHANGES IN PARTNERS' CAPITAL







































































































Per
Limited





Corporate


Individual









Partners'


Limited


General


General









Unit


Partners


Partner


Partners


Total



















YEAR ENDED















DECEMBER 31, 2002:

































BALANCE,















DECEMBER 31, 2001



$
248,351,589

$
13,199,827

$
5,848,579

$
267,399,995





















Capital contributions




26,387,250


-


-


26,387,250


Allocation of net loss




(51,601,615)


(2,508,613)


(1,111,516)


(55,221,744)


Repurchases




(9,124,838)


-


-


(9,124,838)



















BALANCE,















DECEMBER 31, 2002
$
25,000


214,012,386


10,691,214


4,737,063


229,440,663



















SIX MONTHS ENDED















JUNE  30, 2003:



































Capital contributions




2,300,000


-


5,000


2,305,000


Allocation of net
income:

















Corporate General


















Partner -
Performance




-


3,966,266


-


3,966,266




Partners
$
7,669


66,352,729


3,279,476


1,454,605


71,086,810


Repurchases




(6,621,234)


-


-


(6,621,234)



















BALANCE,















JUNE  30, 2003

$
25,000


276,043,881


17,936,956


6,196,668


300,177,505



















SIX MONTHS ENDED















DECEMBER 31, 2003:



































Capital contributions




3,946,000


-


-


3,946,000


Transfers




-


(73,684)


73,684


-


Allocation of net
income:

















Corporate General


















Partner -
Performance




-


32,490,548


-


32,490,548



Partners
$
10,683


119,649,085


7,633,576


2,679,532


129,962,193


Repurchases




(19,248,289)


(34,000,000)


(2,000,000)


(55,248,289)



















BALANCE,















DECEMBER 31, 2003
$
25,000

$
380,390,677

$
23,987,396

$
6,949,884

$
411,327,957







See the accompanying Notes to the Financial Statements.


11

















NOTE 1 -	GENERAL:

Special Situations Fund III, L.P. (the Fund) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the Agreement).

The Agreement provides for not less than three Individual General
Partners and a Corporate General Partner. The General Partners, as a group, must own not less than one percent (1%) of the Funds outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (MGP), of which the General Partner is AWM Investment Company, Inc. (AWM). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Funds investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.


NOTE 2 -	ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances in a brokerage account.


NOTE 2 -	ACCOUNTING POLICIES (CONTINUED):

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At December 31, 2003, the value of the loaned securities and corresponding collateral (U.S. Treasury obligations) received was $4,735,210 and $4,829,977, respectively.

The Fund entered into a consulting agreement (agreement) whereby the consultant will perform management and financial advisory services to companies (covered investments) in which the Fund invests. As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period. Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the agreement.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3 -	ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the six months ended June 30, 2003 was reduced by the loss carryover from December 31, 2002 of $55,221,744.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partners or a Limited Partners capital balance will be allocated to MGP.




NOTE 4 -	PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partners capital account divided by $25,000.

As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

Changes in Units outstanding are as follows:



Corporate
Individual


Limited
General
General


Partners
Partner
Partners
Total





Balance, December
31, 2001
9,934.0635
527.9932
233.9431
10,695.9998
Additional Units
sold
1,055.4900
      -

      -

1,055.4900
Semi-annual
adjustments of Units
(2,064.0645)
(100.3446)
(44.4606)
(2,208.8697)
Repurchases

(364.9935)
         -


-

 (364.9935)





Balance, December
31, 2002
8,560.4955
 427.6486

189.4825
9,177.6266
Additional Units
sold
92.0000
      -


0.2000

92.2000
Semi-annual
adjustments of Units
2,654.1092
289.8297
58.1842
3,002.1231
Repurchases

(264.8494)
         -


 -

(264.8494)





Balance, June 30,
2003
11,041.7553
 717.4783

247.8667
12,007.1003
Additional Units
sold

157.8400
         -


 -

157.8400
Transfers
      -

(2.9474)
2.9474
      -

Semi-annual
adjustments of Units
4,785.9634
1,604.9649
107.1813
6,498.1096
Repurchases

(769.9316)
(1,360.0000)

(80.0000)

(2,209.9316)





Balance, December
31, 2003
15,215.6271

959.4958

277.9954
16,453.1183



NOTE 5 -	PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended December 31, 2003 aggregated $144,757,470 and $249,049,873, respectively.


NOTE 6 -	INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partners respective share of the Funds income and expenses reported for income tax purposes.


NOTE 7 -	RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrators fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.



NOTE 8 -	SUPPLEMENTARY FINANCIAL INFORMATION:



Year Ended December 31,

2003
2002
2001
2000
1999
Ratio of
investment
expenses to
average net
assets
0.57%
0.03%
0.00%
0.00%
0.00%
Ratio of
operating
expenses to
average net
assets
1.03%
0.94%
0.89%
0.85%
1.03%
Ratio of total
expenses to
average net
assets
1.60%
0.97%
0.89%
0.85%
1.03%






Ratio of net
income
(loss) to
average net
assets
74.23%
(22.16)%
16.62%
15.19%
68.01%






Portfolio
turnover
rate
52.43%

60.28%
91.33%
102.49%
140.88%

NOTE 9 -	RETURN ON PARTNER INVESTMENT:

At December 31, 2003, the value of a $25,000 investment made at each respective subscription date is as follows:

           Subscription Date

Value
             January 1, 1994

$178,032
             January 1, 1995

162,759
             July 1, 1995

144,116
             January 1, 1996

120,185
             July 1, 1996

90,728
             January 1, 1997

85,867
             July 1, 1997

81,335
             January 1, 1998


72,160
             July 1, 1998

73,989
             January 1, 1999

82,024
             July 1, 1999

75,684
             January 1, 2000

49,330
             July 1, 2000

42,255
             January 1, 2001

43,214
             July 1, 2001

37,777
             January 1, 2002

37,767
             July 1, 2002

43,085
             January 1, 2003

46,629
             July 1, 2003

35,683


NOTE 10 -	SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.


12





1

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

17




Item 2.		Code of Ethics.

The Registrant has adopted a Code of Ethics (the ?Code of Ethics?) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to Special Situations Fund III, L.P. at (212) 207-6500,
153 East 53rd Street, 55th Floor, New York, New York 10022, Attention: Rose M. Carling.

There have been no amendments to the Code of Ethics during the period covered by this report. In addition, during the period covered by this report, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

Item 3.		Audit Committee Financial Expert.

The Registrant?s board of directors (or persons performing similar functions) has determined that Stanley S. Binder possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an ?audit committee financial expert,? and has designated Stanley S. Binder as the audit committee financial expert. Stanley S. Binder is an ?independent? director (or the functional equivalent thereof) pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.		Principal Accountant Fees and Services.

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant?s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $86,800 and $65,900 for 2003 and 2002, respectively.

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant?s financial statements and are not reported under ?Audit Fees? above.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $26,000 and $31,000 for 2003 and 2002, respectively.

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee of the Registrant was organized in 2003. As of 2003, all services to be performed for the Registrant by the Registrant?s accountant must be pre-approved by the audit committee. The above referenced fees for 2003 were pre-approved by the audit committee.

The aggregate fees paid by the Registrant for non-audit professional services rendered by the Registrant?s accountant to the Registrant?s investment advisor and any entity controlling, controlled by, or under common control with the Registrant?s investment adviser that provides ongoing services to the Registrant for 2003 and 2002 were $30,699 and $26,952, respectively.

Item 5.		Audit Committee of Listed Registrants.

Not applicable.

Item 6.		[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies

The Registrant has adopted the following proxy voting policies and procedures of its investment adviser, MGP Advisers Limited Partnership:

PROXY VOTING POLICIES AND PROCEDURES


         These policies and procedures apply to the voting of proxies by MGP Advisers Limited Partnership (the ?Adviser?) for those client accounts over which the Adviser has proxy voting authority. Adviser is the investment adviser for Special Situations Fund III, L.P.

GENERAL

	The Adviser?s proxy voting policies and procedures are designed to ensure that the Adviser complies with the requirements under Rule 206(4)-6 and Rule 204-2 promulgated under the Investment Advisers Act of 1940, as amended, and fulfills its obligations thereunder with respect to proxy voting, disclosure, and recordkeeping.

	The Adviser?s objective is to ensure that its proxy voting activities on behalf of its clients are conducted in a manner consistent, under all circumstances, with the best interest of the clients. For most matters, however, the Adviser?s policy is not to vote where it believes the outcome is not in doubt in order to avoid the unnecessary expenditure of time and the cost to review the proxy materials in detail and carry out the vote. In such circumstances the Adviser believes that the client is best served by the Adviser?s devoting its time to investment activities on the client?s behalf.

PROXY VOTING POLICIES

	The Adviser is committed to voting proxies in a manner consistent with the best interests of its clients. While the decision whether or not to vote a proxy must be made on a case-by-case basis, the Adviser generally does not vote a proxy if it believes the proposal is not adverse to the best interests of the client or if adverse, the outcome of the vote is not in doubt. In the situations where the Adviser does vote a proxy, the Adviser generally votes proxies in accordance with the following general guidelines:

Proxy Proposal Issue							Adviser?s Voting
Policy

Routine Election of Directors  						For
Issuance of Authorized Common Stock					For
Stock Repurchase Plans							For
Domestic Reincorporation							For
Director Indemnification							For
Require Shareholder Approval to Issue Preferred Stock			For
Require Shareholder Approval to Issue Golden Parachutes			For
Require Shareholder Approval of Poison Pill					For
Shareholders? Right to Call Special Meetings				For
Shareholders? Right to Act by Written Consent				For
Shareholder Ability to Remove Directors With or Without Cause		For
Shareholders Electing Directors to Fill Board Vacancies			For
Majority of Independent Directors						For
Board Committee Membership Exclusively of Independent Directors	For
401(k) Savings Plans for Employees						For
Anti-greenmail Charter or By-laws Amendments 				For
Corporate Name Change							For
Ratification of Auditors							For
Supermajority Vote Requirement						Against
Blank Check Preferred							Against
Dual Classes of Stock								Against
Staggered or Classified Boards						Against
Fair Price Requirements							Against
Limited Terms for Directors							Against
Require Director Stock Ownership						Against

The following proxy proposal issues are so fact sensitive that no general voting policy with respect to such issues may be established by the Adviser:

Reprice Management Options						Fact Sensitive
Adopt/Amend Stock Option Plan					Fact Sensitive
Adopt/Amend Employee Stock Purchase Plan			Fact Sensitive
Approve Merger/Acquisition						Fact Sensitive
Spin-offs								Fact Sensitive
Corporate Restructurings						Fact Sensitive
Asset Sales								Fact Sensitive
Liquidations								Fact Sensitive
Adopt Poison Pill							Fact Sensitive
Golden Parachutes							Fact Sensitive
Executive/Director Compensation					Fact Sensitive
Social Issues								Fact Sensitive
Contested Election of Directors					Fact Sensitive
Stock Based Compensation for Directors				Fact Sensitive
Increase Authorized Shares						Fact Sensitive
Tender Offers								Fact Sensitive
Preemptive Rights							Fact Sensitive
Debt Restructuring							Fact Sensitive
Foreign Reincorporation						Fact Sensitive

PROXY VOTING PROCEDURES

The general partner (or other principals) of the Adviser will have the responsibility of voting proxies received by the Adviser on behalf of its clients. The Adviser will evaluate whether to vote the proxy proposals received by the Adviser. If the proxies are voted, the proxy proposals received by the Adviser and designated above in the proxy voting policies as ?For? or ?Against? will be voted by the Adviser in accordance with the proxy voting policies, and proxy proposals received by the Adviser and designated above in the proxy voting policies as ?Fact Sensitive? (or not addressed in the proxy voting policies) will be reviewed by the Adviser on a case-by-case basis.

Notwithstanding the foregoing, the Adviser may vote a proxy contrary to the proxy voting guidelines if the Adviser determines that such action is in the best interest of the client. In the event that the Adviser votes contrary to the proxy voting guidelines, the Adviser will document the basis for the Adviser?s contrary voting decision.

In addition to not voting proxies where the Adviser deems the expenditure of time and cost of voting would exceed the anticipated benefit to the client, the Adviser may choose not to vote proxies in certain situations or for certain clients, such as (i) where a client has informed the Adviser that it wishes to retain the right to vote the proxy, (ii) where the proxy is received for a client account that has been terminated, or (iii) where a proxy is received by the Adviser for a security it no longer manages on behalf of a client.

MATERIAL CONFLICTS OF INTEREST

The Adviser may occasionally be subject to material conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. The Adviser, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers, or candidates for directorships.

If at anytime, the Adviser becomes aware of a material conflict of interest relating to a particular proxy proposal, the Adviser will handle the proposal as follows:

*	If the proposal is designated in proxy voting policies above as ?For?
or ?Against,? the proposal will be voted by the Adviser in accordance with the proxy voting policies, provided little discretion on the part of the Adviser is involved; or
*	If the proposal is designated in the proxy voting policies above as
?Fact Sensitive? (or not addressed in the proxy voting policies), the Adviser will either (i) disclose to the client such material conflict and vote the client?s shares in accordance with the client?s instructions or (ii) take such other action as is necessary to ensure that the Adviser?s vote (including the decision whether to vote) is based on the client?s best interest and not affected by the Adviser?s material conflict of interest.

PROXY VOTING RECORDS

In accordance with Rule 204-2, the Adviser will maintain the following records in connection with the Adviser?s proxy voting policies and procedures:

*	a copy of the proxy voting policies and procedures;
*	a copy of all proxy statements received regarding client?s securities;
*	a record of each vote the Adviser casts on behalf of a client;
*	written records of client requests for proxy voting information, including a copy of each written client request for information on how the Adviser voted proxies on behalf of the requesting client, and a copy of any written response by the Adviser to any (written or oral)
client request for information on how the Adviser voted proxies on behalf of the requesting client; and
*	any documents prepared by the Adviser that were material to making a decision on how to vote, or that memorialized the basis for a voting decision.

Each of the foregoing records will be maintained and preserved by the Adviser for five years from the end of the last fiscal year in which an entry was made on such record, and for the first two years of such five-year period, shall be maintained at an appropriate office of the Adviser. Notwithstanding the foregoing, the Adviser may rely on proxy statements filed on the SEC?s EDGAR system instead of keeping its own copies. In addition, the Adviser may also rely upon a third party to maintain the foregoing records, provided such third party has provided to the Adviser an undertaking to provide a copy of such records promptly upon request.

DISCLOSURE TO CLIENTS

A copy of the Adviser?s written proxy voting policies and procedures will be provided to clients upon written request to the Adviser. In addition, information regarding how a client?s proxies were voted by the Adviser will be provided to a client upon written request to the Adviser.

Item 8.	Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10.	Controls and Procedures.


(a)	Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant?s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)	There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	NOT APPLICABLE.

(a)(2)	CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE
FILED HEREWITH AS EX-99.CERT.

(b)	CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH
AS EX-99.906CERT.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:	/s/Austin Marxe
	Austin Marxe, Principal Executive Officer

Date March 9, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Austin Marxe
	Austin Marxe, Principal Executive Officer

Date March 9, 2004

By:	/s/Rose M. Carling
	Rose M. Carling, Principal Financial Officer

Date March 9, 2004



EX-99.906CERT